Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance lease, liability	$ 1,697,080	$ 1,268,990
Current obligations related to finance leases (note 5a)	122,488	73,953
Finance Lease, Liability, Noncurrent	$ 1,574,592	$ 1,195,037